Combined And Consolidated Statement Of Equity (USD $) In Thousands, unless otherwise specified		Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Net Parent Investment [Member]	Total SunCoke Energy, Inc. Or Parent Equity [Member]	Noncontrolling Interests [Member]	Comprehensive Income [Member]		Total
Beginning balance, value at Dec. 31, 2007						$ 445,938		$ 81,939
Net income (loss)						113,904		19,028	132,932	[1]	132,932
Other comprehensive income (loss)
Reclassifications of prior service benefit and actuarial loss amortization to earnings						(111)			(111)	[1]
Retirement benefit plans funded status adjustment						(5,405)			(5,405)	[1]
Currency translation adjustment						(1,914)			(1,914)	[1]
Cash distributions to noncontrolling interests								(30,284)			(30,284)
Comprehensive income (loss)	[1]								125,502
Ending balance, value at Dec. 31, 2008						552,412		70,683
Net income (loss)						189,684		21,552	211,236	[1]	211,236
Other comprehensive income (loss)
Reclassifications of prior service benefit and actuarial loss amortization to earnings						366			366	[1]
Retirement benefit plans funded status adjustment						(2,694)			(2,694)	[1]
Currency translation adjustment						2,226			2,226	[1]
Cash distributions to noncontrolling interests								(18,611)			(18,611)
Comprehensive income (loss)	[1]								211,134
Ending balance, value at Dec. 31, 2009						741,994		73,624			815,618
Net income (loss)						139,199		7,107	146,306	[1]	146,306
Other comprehensive income (loss)
Reclassifications of prior service benefit and actuarial loss amortization to earnings						(1,712)			(1,712)	[1]
Retirement benefit plans funded status adjustment						24,068			24,068	[1]
Currency translation adjustment						448			448	[1]
Capital contribution from parent						1,000
Noncash distributions to affiliates						(535,456)
Cash distributions to noncontrolling interests								(20,931)			(20,931)
Comprehensive income (loss)	[1]								169,110
Ending balance, value at Dec. 31, 2010						369,541	369,541	59,800			429,341
Net income (loss)						40,603	40,603	(5,041)			35,562
Ending balance, value at Jul. 18, 2011
Beginning balance, value at Dec. 31, 2010						369,541	369,541	59,800			429,341
Beginning balance, shares at Dec. 31, 2010
Net income (loss)											51,380
Other comprehensive income (loss)
Retirement benefit plans funded status adjustment				(617)		(1,095)	(1,712)				(1,712)
Currency translation adjustment				(1,847)		573	(1,274)				(1,274)
Cash distributions to noncontrolling interests								(1,186)			(1,186)
Comprehensive income (loss)							49,620	(1,226)			48,394
Capital contribution from Sunoco Inc. in connection with contribution of business						156,542	156,542				156,542
Issuance of common stock in exchange for cokemaking and coal mining operations of Sunoco, Inc.		700	562,563	2,901		(566,164)
Issuance of common stock in exchange for cokemaking and coal mining operations of Sunoco, Inc. shares		70,000
Share-based compensation expense			926				926				926
Share-based compensation expense, shares		6
Purchase of noncontrolling interests, net of related tax benefit of $4,695			(7,197)				(7,197)	(22,325)			(29,522)
Ending balance, value at Sep. 30, 2011		700	556,292	437			569,432	35,063			604,495
Ending balance, shares at Sep. 30, 2011		70,006
Beginning balance, value at Jul. 18, 2011
Net income (loss)					12,003		12,003	3,815			15,818
Ending balance, value at Sep. 30, 2011					$ 12,003		$ 569,432	$ 35,063			$ 604,495

[1]	Comprehensive income attributable to net parent investment amounted to $162,003, $189,582, and $106,474 for the years ended December 31, 2010, 2009 and 2008, respectively.